Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Cash Flow Supplemental Disclosures [Line Items]
Income taxes	$ 20,234	$ 18,616	$ 20,165
Interest	3,972	1,795	1,676
Noncash investing and financing activities:
Accrued capital additions	1,896	3,537	1,479
Deferred debt issuance costs		1,716
Capital lease obligations		$ 300